Document and Entity Information	Feb. 06, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Period End Date	Feb. 04, 2025
Document Creation Date	Feb. 04, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Document Effective Date	Feb. 05, 2025
Prospectus Date	Feb. 06, 2025
Amendment Flag	false
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly | Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
Prospectus:
Trading Symbol	QBF